SHORT-TERM INVESTMENTS - Scheduled Maturities of Available-For-Sale Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Amortized cost, due within one year	$ 280,261
Amortized cost, due after one year through five years	763,017
Amortized cost	1,043,278	$ 997,188
Estimated fair value, due within one year	281,365
Estimated fair value, due after one year through five years	760,224
Available-for-sale total	$ 1,041,589	$ 1,012,282